BUSINESS COMBINATIONS - Narrative (Details) $ in Millions, $ in Millions				3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 27, 2019 CAD ($)	Jan. 30, 2019 CAD ($)	Nov. 17, 2017 CAD ($) training_centre	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 26, 2019	Mar. 13, 2019 CAD ($)	Mar. 07, 2019 CAD ($)	Jan. 29, 2019	Jul. 31, 2018 CAD ($)	Nov. 17, 2017 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Pro forma revenue							$ 330.0
Pro forma operating income							50.0
Contingent consideration arising on business combinations							$ 11.9	$ 11.0
Identifiable assets acquired			$ 114.9
Goodwill expected to be not deductible for tax purposes			$ 53.0
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Ownership interest in joint venture			50.00%			50.00%
Philippine Academy for Aviation Training Inc
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Ownership interest in joint venture			50.00%				40.00%	40.00%
Alpha-Omega Change Engineering Inc.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration													$ 34.4
Avianca-CAE Flight Training
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration		$ 50.1
Term of outsourcing agreement		15 years
Equity interests acquired		50.00%										50.00%
Logitude Oy
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration											$ 8.7
Bombardier's BAT Business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration							$ 709.9			$ 709.9
Intangible assets							695.8
Property, plant and equipment							134.6
Non-current liabilities							2.7
Identifiable assets acquired							706.4
CAE Flight Training (India) Private Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired	50.00%								50.00%
Ownership interest in joint venture	50.00%
Ownership interest in subsidiary				100.00%
Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration							832.4
Intangible assets							811.5
Goodwill recognised as of acquisition date							443.0
Goodwill expected to be deductible for tax purposes							334.5
Fair value of acquired receivables							23.6
Property, plant and equipment							175.2
Non-current liabilities							51.7
Identifiable assets acquired							839.9
CAE Simulation Technologies Private Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired	25.00%
Ownership interest in subsidiary				50.00%
Indian Training Centres
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration	$ 31.5
Portfolio Of Training Assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration						$ 24.7
Goodwill recognised as of acquisition date						4.6
Property, plant and equipment						24.7
Non-current assets						1.4
Non-current liabilities						$ 6.0
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration			$ 114.8											$ 90
Equity interests acquired			50.00%											50.00%
Intangible assets			$ 114.9
Fair value of acquired receivables			14.0
Property, plant and equipment			103.0
Non-current liabilities			16.8
Contingent consideration arising on business combinations			$ 10.7											$ 10
Ownership interest in subsidiary			100.00%		100.00%
Number of training centres | training_centre			3
Identifiable assets acquired			$ 199.1
Licenses | Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets							169.5
Customer relationships
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets other than goodwill			$ 61.6
Customer relationships | Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets							191.4
Other intangible assets | Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets							$ 7.6